Intangible Assets by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Intangible Assets by Major Class [Line Items]
Beginning Balance	$ 5,696		$ 5,588
Acquisitions/dispositions	(105)
Acquisitions			545
Amortization	(428)		(421)	[1]	(426)	[1]
Foreign exchange translation	(4)		(9)
Impairment	(9)
Other	2	[2]	(7)	[2]
Ending Balance	5,152		5,696		5,588
Investment Management
Intangible Assets by Major Class [Line Items]
Beginning Balance	2,592		2,825
Acquisitions/dispositions	6
Acquisitions			15
Amortization	(214)		(237)
Foreign exchange translation	(2)		(9)
Other			(2)	[2]
Ending Balance	2,382		2,592
Investment Services
Intangible Assets by Major Class [Line Items]
Beginning Balance	2,254		1,911
Acquisitions/dispositions	(111)
Acquisitions			530
Amortization	(212)		(182)
Foreign exchange translation	(2)
Impairment	(9)
Other	2	[2]	(5)	[2]
Ending Balance	1,922		2,254
Other Operating Segment
Intangible Assets by Major Class [Line Items]
Beginning Balance	850		852
Amortization	(2)		(2)
Ending Balance	$ 848		$ 850

[1]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[2]	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.